LEASES - Lessee - Operating lease related assets and liabilities (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
LEASES
Operating lease right-of-use lease assets	$ 346,995	$ 443,238
Operating lease liabilities - Current	248,562	286,906
Operating lease liabilities - Non-current	186,833	195,010
Total operating lease liabilities	$ 435,395	$ 481,916